Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements are prepared
and presented in accordance with United States
Generally Accepted Accounting Principles (“USGAAP”)
and, in the opinion of management, include all
adjustments that are of a recurring nature and necessary
to fairly state the financial position of Emera.
All dollar amounts are presented in Canadian dollars (“CAD”), unless otherwise indicated.

Principles of Consolidation
Principles of Consolidation
These consolidated financial statements include the accounts of Emera Incorporated, its majority-owned
subsidiaries, and a variable interest entity (“VIE”) in which
Emera is the primary beneficiary.
Emera uses
the equity method of accounting to record investments
in which the Company has the ability to exercise
significant influence, and for VIEs in which Emera is not
the primary beneficiary.
The Company performs ongoing analysis to assess whether
it holds any VIEs or whether any
reconsideration events have arisen with respect to existing
VIEs.
To identify potential VIEs, management
reviews contractual and ownership arrangements such
as leases, long-term purchase power agreements,
tolling contracts, guarantees, jointly owned facilities and
equity investments. VIEs of which the Company
is deemed the primary beneficiary must be consolidated.
The primary beneficiary of a VIE has both the
power to direct the activities of the VIE that most significantly impacts its economic performance and the
obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to
the VIE. In circumstances where Emera has an investment
in a VIE but is not deemed the primary
beneficiary, the VIE
is accounted for using the equity method. For further
details on VIEs, refer to note 33.
Intercompany balances and transactions have been
eliminated on consolidation, except for the net profit
on certain transactions between certain non-regulated and regulated entities in accordance with
accounting standards for rate-regulated entities. The net profit on these transactions, which would be
eliminated in the absence of the accounting standards
for rate-regulated entities, is recorded in non-
regulated operating revenues. An offset is recorded
to PP&E, regulatory assets, regulated fuel for
generation and purchased power,
or OM&G, depending on the nature of the transaction.

Use of Management Estimates
Use of Management Estimates
The preparation of consolidated financial statements
in accordance with USGAAP requires management
to make estimates and assumptions. These may affect
reported amounts of assets and liabilities at the
date of the financial statements and reported amounts
of revenues and expenses during the reporting
periods. Significant areas requiring use of management
estimates relate to rate-regulated assets and
liabilities, accumulated reserve for cost of removal, pension and post-retirement benefits, unbilled
revenue, useful lives for depreciable assets, goodwill and long-lived assets impairment assessments,
income taxes, asset retirement obligations (“ARO”), and
valuation of financial instruments. Management
evaluates the Company’s estimates on an ongoing
basis based upon historical experience, current and
expected conditions and assumptions believed to be reasonable at the time the assumption is made, with
any adjustments recognized in income in the year they arise.

Regulatory Matters
Regulatory Matters
Regulatory accounting applies where rates are established
by, or subject to
approval by, an
independent
third-party regulator. Rates
are designed to recover prudently incurred costs of providing regulated
products or services and provide an opportunity for a reasonable rate of return on invested capital, as
applicable. For further details, refer to note 7.

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in foreign
currencies are converted to CAD at the rates of
exchange prevailing at the balance sheet date. The resulting differences between the translation at the
original transaction date and the balance sheet date are
included in income.
Assets and liabilities of foreign operations whose functional currency is not the Canadian dollar are
translated using exchange rates in effect at the balance
sheet date and the results of operations at the
average exchange rate in effect for the period. The
resulting exchange gains and losses on the assets
and liabilities are deferred on the balance sheet in AOCI.
The Company designates certain USD denominated debt
held in CAD functional currency companies as
hedges of net investments in USD denominated foreign
operations. The change in the carrying amount of
these investments, measured at exchange rates in effect
at the balance sheet date, is recorded in OCI.

Revenue Recognition
Revenue Recognition
Regulated Electric and Gas Revenue:
Electric and gas revenues, including energy charges, demand
charges, basic facilities charges and
clauses and riders, are recognized when obligations under the terms of a contract are satisfied, which is
when electricity and gas are delivered to customers over
time as the customer simultaneously receives
and consumes the benefits. Electric and gas revenues
are recognized on an accrual basis and include
billed and unbilled revenues. Revenues related to the
sale of electricity and gas are recognized at rates
approved by the respective regulators and recorded
based on metered usage, which occurs on a
periodic, systematic basis, generally monthly or bi-monthly.
At the end of each reporting period, electricity
and gas delivered to customers, but not billed, is estimated and corresponding unbilled revenue is
recognized. The Company’s estimate of unbilled
revenue at the end of the reporting period
is calculated
by estimating the megawatt hours (“MWh”) or therms delivered to customers at the established rates
expected to prevail in the upcoming billing cycle. This
estimate includes assumptions as to the pattern of
energy demand, weather, line
losses and inter-period changes to customer classes.
Non-regulated Revenue:
Marketing and trading margins are comprised of Emera
Energy’s corresponding purchases and sales
of
natural gas and electricity,
pipeline capacity costs and energy asset management
revenues. Revenues
are recorded when obligations under terms of the contract
are satisfied and are presented on a net basis
reflecting the nature of contractual relationships with customers and suppliers.
Energy sales are recognized when obligations under the
terms of the contracts are satisfied, which is
when electricity is delivered to customers over time.
Other non-regulated revenues are recorded when obligations
under the terms of the contract are
satisfied.
Other:
Sales, value add, and other taxes, except for gross receipts taxes discussed below,
collected by the
Company concurrent with revenue-producing activities
are excluded from revenue.

Franchise Fees and Gross Receipts
Franchise Fees and Gross Receipts
TEC and PGS recover from customers certain costs incurred,
on a dollar-for-dollar basis, through prices
approved by the Florida Public Service Commission (“FPSC”).
The amounts included in customers’ bills
for franchise fees and gross receipt taxes are included
as “Regulated electric” and “Regulated gas”
revenues in the Consolidated Statements of Income.
Franchise fees and gross receipt taxes payable by
TEC and PGS are included as an expense on the Consolidated
Statements of Income in “Provincial, state
and municipal taxes”.
NMGC is an agent in the collection and payment of franchise
fees and gross receipt taxes and is not
required by a tariff to present the amounts on
a gross basis. Therefore, NMGC’s franchise
fees and gross
receipt taxes are presented net with no line item impact
on the Consolidated Statements of Income.

PP&E
PP&E
PP&E is recorded at original cost, including AFUDC or
capitalized interest, net of contributions received in
aid of construction.
The cost of additions, including betterments and replacements of units, are included in “PP&E” on the
Consolidated Balance Sheets. When units of regulated PP&E
are replaced, renewed or retired, their cost,
plus removal or disposal costs, less salvage proceeds,
is charged to accumulated depreciation, with no
gain or loss reflected in income. Where a disposition of
non-regulated PP&E occurs, gains and losses are
included in income as the dispositions occur.
The cost of PP&E represents the original cost of materials,
contracted services, direct labour,
AFUDC for
regulated property or interest for non-regulated property,
ARO, and overhead attributable to the capital
project. Overhead includes corporate costs such as finance,
information technology and labour costs,
along with other costs related to support functions, employee benefits, insurance, procurement, and fleet
operating and maintenance. Expenditures for project development are capitalized if they are expected to
have a future economic benefit.
Normal maintenance projects and major maintenance
projects that do not increase overall life of the
related assets are expensed as incurred. When a major
maintenance project increases the life or value of
the underlying asset, the cost is capitalized.
Depreciation is determined by the straight-line method, based on the estimated remaining service lives of
the depreciable assets in each functional class of depreciable property. For some
of Emera’s rate-
regulated subsidiaries, depreciation is calculated using
the group remaining life method, which is applied
to the average investment, adjusted for anticipated costs
of removal less salvage, in functional classes of
depreciable property.
The service lives of regulated assets require
regulatory approval.
Intangible assets, which are included in “PP&E” on the Consolidated
Balance Sheets, consist primarily of
computer software and land rights. Amortization is determined by the straight-line method, based on the
estimated remaining service lives of the asset in each category.
For some of Emera’s rate-regulated
subsidiaries, amortization is calculated using the amortizable life method which is applied to the net book
value to date over the remaining life of those assets. The
service lives of regulated intangible assets
require regulatory approval.

Goodwill
Goodwill
Goodwill is calculated as the excess of the purchase price
of an acquired entity over the estimated FV of
identifiable assets acquired and liabilities assumed at the
acquisition date. Goodwill is carried at initial
cost less any write-down for impairment and is adjusted
for the impact of foreign exchange (“FX”).
Goodwill is subject to assessment for impairment at the
reporting unit level annually,
or if an event or
change in circumstances indicates that the FV of a reporting unit may be below its carrying value. When
assessing goodwill for impairment, the Company has the option of first performing a qualitative
assessment to determine whether a quantitative assessment
is necessary. In
performing a qualitative
assessment management considers, among other factors,
macroeconomic conditions, industry and
market considerations and overall financial performance.
If the Company performs a qualitative assessment and
determines it is more likely than not that its FV is
less than its carrying amount, or if the Company chooses
to bypass the qualitative assessment, a
quantitative test is performed. The quantitative test compares the FV of the reporting unit to its carrying
value, including goodwill (“carrying amount”). If the carrying amount of the reporting unit exceeds its FV,
an impairment loss is recorded. Management estimates
the FV of the reporting unit by using the income
approach, or a combination of the income and market
approach. The income approach uses a discounted
cash flow analysis which relies on management’s
best estimate of the reporting unit’s projected
cash
flows. The analysis includes an estimate of terminal values
based on these expected cash flows using a
methodology which derives a valuation using an assumed
perpetual annuity based on the reporting unit’s
residual cash flows. The discount rate used is a market participant rate based on a peer group of publicly
traded comparable companies and represents the weighted
average cost of capital of comparable
companies. For the market approach, management estimates
FV based on comparable companies and
transactions within comparable industries, or in the case
of the NMGC quantitative assessment in 2024,
transactions involving the reporting unit. Significant assumptions used in estimating the FV of a reporting
unit using an income approach include discount and growth
rates, rate case assumptions including future
cost of capital, valuation of the reporting unit’s net
operating loss (“NOL”) and projected operating
and
capital cash flows. Adverse changes in these assumptions
could result in a future material impairment of
the goodwill assigned to Emera’s reporting units.
As of December 31, 2025, Emera’s goodwill represent
ed the excess of the acquisition purchase price for
the TEC and PGS reporting units over the FV assigned
to identifiable assets acquired and liabilities
assumed. In Q3 2024, Emera entered into an agreement
to sell NMGC. As a result, a quantitative
goodwill impairment assessment was performed on the NMGC
reporting unit at that time and the
Company recorded a goodwill impairment charge of $ 210
million ($
198
million, after-tax) or $
155
million
USD ($ 146
million USD, after-tax) in Q3 2024. The reduced NMGC
goodwill balance of $
289
million is
included in the NMGC disposal unit classified as held for
sale. For further details, refer to note 23.
In Q4 2025, qualitative assessments were performed for
PGS and TEC given the significant excess of FV
over carrying amounts calculated during the last quantitative tests in Q4 2024 and Q4 2023, respectively.
Management concluded it was more likely than not that
the FV of these reporting units exceeded their
carrying amounts, including goodwill. As such, no quantitative testing was required.

Income Taxes and Investment and Production Tax Credits
Income Taxes and
Investment and Production Tax
Credits
Emera recognizes deferred income tax assets and liabilities
for the future tax consequences of events
that have been included in financial statements or income tax returns. Deferred income tax assets and
liabilities are determined based on the difference
between the carrying value of assets and liabilities on
the Consolidated Balance Sheets and their respective
tax bases using enacted tax rates in effect for
the
year in which the differences are expected to reverse.
The effect of a change in income tax rates on
deferred income tax assets and liabilities is recognized
in earnings in the period when the change is
enacted, unless required to be offset to a regulatory
asset or liability by law or by order of the regulator.
Emera recognizes the effect of income tax positions
only when it is more likely than not that they will be
realized. Management reviews all readily available current and historical information, including forward-
looking information, and the likelihood that deferred income tax assets will be recovered from future
taxable income is assessed and assumptions are made
about the expected timing of reversal of deferred
income tax assets and liabilities. If management subsequently determines it is likely that some or all of a
deferred income tax asset will not be realized, a valuation
allowance is recorded to reflect the amount of
deferred income tax asset expected to be realized.
Generally, investment
and production tax credits are recorded as a reduction
to income tax expense in
the current or future periods to the extent that realization of such benefit is more likely than not.
Investment tax credits earned on regulated assets by
TEC, PGS and NMGC are deferred and amortized
as required by regulatory practices.
TEC, PGS, NMGC and BLPC collect income taxes from
customers based on current and deferred income
taxes. NSPI, NSPML and Brunswick Pipeline collect income taxes from customers based on income tax
that is currently payable, except for the deferred income taxes on certain regulatory balances specifically
prescribed by regulators. For the balance of regulated
deferred income taxes, NSPI, NSPML and
Brunswick Pipeline recognize regulatory assets or liabilities where the deferred income taxes are
expected to be recovered from or returned to customers
in future years. These regulated assets or
liabilities are grossed up using the respective income tax
rate to reflect the income tax associated with
future revenues that are required to fund these deferred
income tax liabilities, and the income tax benefits
associated with reduced revenues resulting from the realization of deferred income tax assets. GBPC is
not subject to income taxes.
Emera classifies interest and penalties associated with
unrecognized tax benefits as interest and
operating expense, respectively.
For further details, refer to note 11.

Derivatives and Hedging Activities
Derivatives and Hedging Activities
The Company uses financial instruments as a method
to manage its exposure to normal operating and
market risks relating to commodity prices, interest rates,
FX on forecast USD earnings and cash flows
and forecast future cash settlements of deferred compensation obligations. In addition, the Company has
contracts for the physical purchase and sale of commodities. Collectively, these contracts and financial
instruments are considered derivatives.
The Company recognizes the FV of all its derivatives on
its balance sheet, except for non-financial
derivatives that meet the normal purchases and normal sales
(“NPNS”) exception. Physical contracts that
meet the NPNS exception are not recognized on the balance
sheet; these contracts are recognized in
income when they settle. A physical contract generally
qualifies for the NPNS exception if the transaction
is reasonable in relation to the Company’s business
needs, the counterparty owns or controls resources
within the proximity to allow for physical delivery,
the Company intends to receive physical delivery of the
commodity, and the
Company deems the counterparty creditworthy.
The Company continually assesses
contracts designated under the NPNS exception and will discontinue the treatment of these contracts
under this exemption if the criteria are no longer met.
Derivatives qualify for hedge accounting if they meet stringent documentation requirements and can be
proven to effectively hedge identified risk both at
the inception and over the term of the instrument.
Specifically, for cash
flow hedges, change in the FV of derivatives is deferred
to AOCI and recognized in
income in the same period the related hedged item is realized.
Where documentation or effectiveness
requirements are not met, the derivatives are recognized
at FV with any changes in FV recognized in net
income in the reporting period, unless deferred as a result
of regulatory accounting.
Derivatives entered into by NSPI, NMGC and GBPC that
are documented as economic hedges or for
which the NPNS exception has not been taken, are subject
to regulatory accounting treatment. The
change in FV of the derivatives is deferred to a regulatory
asset or liability. The
gain or loss is recognized
in the hedged item when the hedged item is settled. Any
gains or losses resulting from settlement of
these derivatives related to fuel for generation and purchased power or cost of natural gas are expected
to be refunded to or collected from customers in future
rates. TEC and PGS have no derivatives related to
hedging.
Derivatives that do not meet any of the above criteria are
designated as HFT,
with changes in FV
normally recorded in net income of the period. The Company
has not elected to designate any derivatives
to be included in the HFT category where another accounting
treatment would apply.
Emera classifies gains and losses on derivatives as a component of non-regulated operating revenues,
fuel for generation and purchased power,
other expenses, inventory,
and OM&G, depending on the
nature of the item being economically hedged. Transportation capacity arising as a result of marketing
and trading derivative transactions is recognized as an asset in “Receivables and other current assets” on
the Consolidated Balance Sheets and amortized over
the period of the transportation contract term. Cash
flows from derivative activities are presented in the same
category as the item being hedged within
operating activities on the Consolidated Statements of
Cash Flows. Non-hedged derivatives are included
in operating cash flows on the Consolidated Statements
of Cash Flows.
Derivatives, as reflected on the Consolidated Balance
Sheets, are not offset by the FV amounts of cash
collateral with the same counterparty.
Rights to reclaim cash collateral are recognized
in “Receivables
and other current assets” and obligations to return cash
collateral are recognized in “Accounts payable”
on the Consolidated Balance Sheets.

Lessee, Leases
Leases
The Company determines whether a contract contains
a lease at inception by evaluating whether the
contract conveys the right to control the use of an identified asset for a period of time in exchange for
consideration.
Lease liabilities and right-of-use assets are recognized
on the Consolidated Balance Sheets based on the
present value of the future minimum lease payments over
the lease term at commencement date. As
most of Emera’s leases do not provide an implicit rate,
the incremental borrowing rate at commencement
of the lease is used in determining the present value of
future lease payments. For operating leases,
expense is recognized on a straight-line basis over the
lease term and is recorded as “OM&G” on the
Consolidated Statements of Income. For finance leases,
the amortization of the ROU asset is recorded as
"Depreciation and amortization expense" and the interest
on lease liabilities is recorded as "Interest
expense, net" on the Consolidated Statements of Income.
Emera has leases with independent power producers (“IPP”)
and other utilities for annual requirements to
purchase wind and hydro energy over varying contract
lengths which are classified as finance leases.
These finance leases are not recorded on the Company’s
Consolidated Balance Sheets as payments
associated with the leases are variable in nature and there
are no minimum fixed lease payments. Lease
expense associated with these leases is recorded as “Regulated fuel for generation and purchased
power” on the Consolidated Statements of Income.

Lessor, Leases
Where the Company is the lessor,
a lease is a sales-type lease if certain criteria are met
and the
arrangement transfers control of the underlying asset
to the lessee. For arrangements where the criteria
are met due to the presence of a third-party residual value
guarantee, the lease is a direct financing
lease.
For direct finance leases, a net investment in the lease
is recorded that consists of the sum of the
minimum lease payments and residual value, net of estimated
executory costs and unearned income.
The difference between the gross investment
and the cost of the leased item is recorded as unearned
income at the inception of the lease. Unearned income
is recognized in income over the life of the lease
using a constant rate of interest equal to the internal
rate of return on the lease.
For sales-type leases, the accounting is similar to the accounting for direct finance leases, however,
the
difference between the FV and the carrying value
of the leased item is recorded at lease commencement
rather than deferred over the term of the lease.
Emera has certain contractual agreements that include lease and non-lease components, which management has elected to account for as a single lease component.

Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents and Restricted Cash Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at acquisition.
Receivables
Receivables and Allowance for Credit Losses
Utility customer receivables are recorded at the invoiced
amount and do not bear interest. Standard
payment terms for electricity and gas sales are approximately
30 days. A late payment fee may be
assessed on account balances after the due date. The
Company recognizes allowances for credit losses
to reduce accounts receivable for amounts expected to
be uncollectable. Management estimates credit
losses related to accounts receivable by considering historical loss experience, customer deposits,
current events, the characteristics of existing accounts
and reasonable and supportable forecasts that
affect the collectability of the reported amount.
Provisions for credit losses on receivables are expensed
to maintain the allowance at a level considered adequate
to cover expected losses. Receivables are
written off against the allowance when they are
deemed uncollectible.

Allowance for Credit Losses
Receivables and Allowance for Credit Losses
Utility customer receivables are recorded at the invoiced
amount and do not bear interest. Standard
payment terms for electricity and gas sales are approximately
30 days. A late payment fee may be
assessed on account balances after the due date. The
Company recognizes allowances for credit losses
to reduce accounts receivable for amounts expected to
be uncollectable. Management estimates credit
losses related to accounts receivable by considering historical loss experience, customer deposits,
current events, the characteristics of existing accounts
and reasonable and supportable forecasts that
affect the collectability of the reported amount.
Provisions for credit losses on receivables are expensed
to maintain the allowance at a level considered adequate
to cover expected losses. Receivables are
written off against the allowance when they are
deemed uncollectible.

Inventory
Inventory
Fuel and materials inventories are valued at the lower
of weighted-average cost or net realizable value,
unless evidence indicates the weighted-average cost
will be recovered in future customer rates.

Asset Impairment
Asset Impairment
Long-Lived Assets:
Emera assesses whether there has been an impairment
of long-lived assets and intangibles when a
triggering event occurs, such as a significant market disruption or sale of a business.
The assessment involves comparing undiscounted expected
future cash flows to the carrying value of the
asset. When the undiscounted cash flow analysis indicates
a long-lived asset is not recoverable, the
amount of the impairment loss is determined by measuring
the excess of the carrying amount of the long-
lived asset over its estimated FV.
The Company’s assumptions relating to future
results of operations or
other recoverable amounts, are based on a combination
of historical experience, fundamental economic
analysis, observable market activity and independent market
studies. The Company’s expectations
regarding uses and holding periods of assets are based
on internal long-term budgets and projections,
which consider external factors and market forces, as
of the end of each reporting period. The
assumptions made are consistent with generally accepted
industry approaches and assumptions used for
valuation and pricing activities.
In 2025, impairment charges of $ 75
million ($
71
million after-tax) were recognized related to the NMGC
disposal group classified as held for sale and were recorded in “Impairment charges” on the Consolidated
Statements of Income. In 2024, impairment charges of
$
19
million ($
14
million after-tax) were recognized
on certain assets, $ 8
million of which was included in “Other income, net” with
$
11
million included in
“Impairment charges” on the Consolidated Statements of Income.
Equity Method Investments:
The carrying value of investments accounted for under
the equity method are assessed for impairment by
comparing the FV of these investments to their carrying values, if a FV assessment was completed, or by
reviewing for the presence of impairment indicators. If
an impairment exists, and it is determined to be
other-than-temporary,
a charge is recognized in earnings equal to the
amount the carrying value exceeds
the investment’s FV. No
impairment of equity method investments was required
in either 2025 or 2024.
Financial Assets:
Equity investments, other than those accounted for under
the equity method, are measured at FV,
with
changes in FV recognized in the Consolidated Statements of Income.
Equity investments that do not
have readily determinable FV are recorded at cost minus
impairment, if any,
plus or minus changes
resulting from observable price changes in orderly transactions for the identical or similar investments.
No
impairment of financial assets was required in either
2025 or 2024.

Asset Retirement Obligations and Cost of Removal
Asset Retirement Obligations
An ARO is recognized if a legal obligation exists in connection with the future disposal or removal costs
resulting from the permanent retirement, abandonment
or sale of a long-lived asset. A legal obligation
may exist under an existing or enacted law or statute,
written or oral contract, or by legal construction
under the doctrine of promissory estoppel.
An ARO represents the FV of estimated cash flows necessary
to discharge the future obligation, using
the Company’s credit adjusted risk-free rate. The
amounts are reduced by actual expenditures incurred.
Estimated future cash flows are based on completed depreciation studies, remediation reports, prior
experience, estimated useful lives, and governmental regulatory requirements. The present value of the
liability is recorded and the carrying amount of the related long-lived asset is correspondingly increased.
The amount capitalized at inception is depreciated in the same manner as the related long-lived asset.
Over time, the liability is accreted to its estimated future value.
AROs are included in “Other long-term
liabilities” and accretion expense is included as part of
“Depreciation and amortization”. Any regulated
accretion expense not yet approved by the regulator is
recorded in “PP&E” and included in the next
depreciation study.
Some of the Company’s transmission and distribution
assets may have conditional AROs that are not
recognized in the consolidated financial statements, as
the FV of these obligations could not be
reasonably estimated, given insufficient information
to do so. A conditional ARO refers to a legal
obligation to perform an asset retirement activity in which
the timing and/or method of settlement are
conditional on a future event that may or may not be
within the control of the entity.
Management
monitors these obligations and a liability is recognized at FV in the period in which an amount can be
determined.
Cost of Removal (“COR”)
TEC, PGS, NMGC and NSPI recognize non-ARO COR
as regulatory liabilities or regulatory assets. The
non-ARO COR represent funds received from customers
through depreciation rates to cover estimated
future non-legally required COR of PP&E upon retirement. The companies accrue for COR over the life of
the related assets based on depreciation studies approved
by their respective regulators. The costs are
estimated based on historical experience and future
expectations, including expected timing and
estimated future cash outlays.

Stock-Based Compensation
Stock-Based Compensation
The Company has several stock-based compensation
plans: a common share option plan for senior
management; an employee common share purchase plan;
a deferred share unit (“DSU”) plan; a
performance share unit (“PSU”) plan; and a restricted
share unit (“RSU”) plan. The Company accounts for
its plans in accordance with the FV-based method of
accounting for stock-based compensation. Stock-
based compensation cost is measured at the grant date,
based on the calculated FV of the award, and is
recognized as an expense over the employee’s or
director’s requisite service period using the graded
vesting method. Stock-based compensation plans recognized as liabilities are initially measured at FV
and re-measured at FV at each reporting date, with the
change in liability recognized in income.

Employee Benefits
Employee Benefits
The costs of the Company’s pension and other
post-retirement benefit programs for employees are
expensed over the periods during which employees render service.
The Company recognizes the funded
status of its defined-benefit and other post-retirement plans on the balance sheet and recognizes
changes in funded status in the year the change occurs.
The Company recognizes unamortized gains
and losses and past service costs in “AOCI” or “Regulatory
assets” on the Consolidated Balance Sheets.
The components of net periodic benefit cost other than
the service cost component are included in “Other
income, net” on the Consolidated Statements of Income.
For further details, refer to note 22.

Government Grants
Government Grants
The Company accounts for government grants by applying
a grant accounting model by analogy to
International Accounting Standards (“IAS”) 20, Accounting
for Government Grants and Disclosure of
Government Assistance. A grant relating to an asset is
reflected in the determination of the carrying
amount of the asset. A grant relating to income is presented as a deduction from the related expense it is
intended to compensate.
In 2025, the Company received an aggregate of $ 80
million (2024 – $
47
million) of government grants
from various Canadian and US government agencies towards
capital projects included in
PP&E
. The
capital projects receiving grants primarily relate to the
Company’s decarbonization and environmental
compliance initiatives. Further details on significant grant programs utilized in 2025 and 2024 are noted
below.
Natural Resources Canada (“NRCan”) Smart Renewables
& Electrification Pathways (“SREP”):
On March 27, 2024, NSPI was approved for a grant under the
NRCan SREPs to fund the construction of
three
50 MW battery storage systems in Nova Scotia.
NSPI can make claims under the grant for
33
per
cent of eligible project costs to a maximum $ 109
million. Eligible costs can be incurred until March
31,
2027. For the year-end December 31, 2025, NSPI received
$
45
million (2024 – $
26
million) in funding
under the grant, which has been recorded as a reduction to
the carrying amount of the project in
PP&E
.

Cybersecurity Incident
Cybersecurity Incident
On April 25, 2025, Emera and NSPI discovered a cybersecurity incident (the “Cybersecurity Incident”)
involving unauthorized access into certain parts of its Canadian
IT network and servers supporting
portions of its business applications. There was no disruption to the Canadian physical operations or to
Emera’s US or Caribbean utilities’ operations.
The Company implemented business continuity processes
for certain impacted business and
administrative functions at its Canadian affiliates. The
systematic restoration of affected IT systems and
corresponding transition away from business continuity processes continues to progress in a planned,
controlled and phased approach. The Company maintains cyber
insurance coverage and is working with
its insurer on the claims process.